Significant Accounting Policies: Foreign Currency Transactions (Policies)	3 Months Ended
Sep. 30, 2012
Foreign Currency Transactions:
Foreign Currency Transactions

n. Foreign currency transactions

The Company from time to time will receive invoices from service providers that are presenting their invoices using the Canadian dollar.  The Company will use its US dollars to settle the Canadian dollar liabilities and any differences resulting from the exchange transaction are reported as gain or loss on foreign exchange.  The gain or loss reported by the Company in the financial statements represents transaction gain or loss.